Shareholder Report, Holdings (Details) - C000004197	Jul. 31, 2026
02079K305
Holdings [Line Items]
Percent of Net Asset Value	11.50%
67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.60%
023135106
Holdings [Line Items]
Percent of Net Asset Value	10.30%
30303M102
Holdings [Line Items]
Percent of Net Asset Value	9.80%
037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
22788C105
Holdings [Line Items]
Percent of Net Asset Value	5.40%
882508104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
46120E602
Holdings [Line Items]
Percent of Net Asset Value	4.20%
24703L202
Holdings [Line Items]
Percent of Net Asset Value	2.70%
594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TechnologyG1151C101
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Cash & Equivalent31846V567
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Technology
Holdings [Line Items]
Percent of Net Asset Value	46.40%

[1]	Percentage rounds to less than 0.1%.